Information on remuneration - Text Details (Detail)		12 Months Ended
		Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€) € / shares
Executive committee [Member]
Information on remuneration [Line Items]
Number of members		15	14	13
Key management personnel compensation	[1]	€ 33,170,901	€ 29,968,678	€ 26,755,003
Number of share options outstanding in share-based payment arrangement		193,300	291,520	333,670
Weighted average exercise price of share options outstanding in share-based payment arrangement | € / shares		€ 17.31	€ 18.61	€ 18.99
Board of management [Member]
Information on remuneration [Line Items]
Key management personnel compensation		€ 11,400,000	€ 9,700,000	€ 9,800,000
Percentage of shares held by board of management		1.00%
Board of management [Member] | Share-based compensation expenses [Member]
Information on remuneration [Line Items]
Directors' remuneration expense		€ 554,437	0	1,740,520
Supervisory board [Member]
Information on remuneration [Line Items]
Key management personnel compensation		€ 1,314,587	1,202,917	€ 1,088,375
Other compensation, product arrangement entitlement			€ 2,000

[1]	The Executive Committee consisted of 15 members as per December 31, 2020 (2019: 14 members; 2018: 13 members)